Commitments and Contingencies - Additional Information (Detail) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)
Commitment and Contingencies [Line Items]
Total capital commitments contracted but not yet reflected in financial statements	¥ 3,427,020	$ 525,214
Minimum [Member]
Commitment and Contingencies [Line Items]
Renewal option advance notice period	1 month
Maximum [Member]
Commitment and Contingencies [Line Items]
Renewal option advance notice period	12 months